RETIREMENT-RELATED BENEFITS - Contributions, Defined Contribution Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT-RELATED BENEFITS
Cash contribution by employer to defined contribution plans	$ 1,020	$ 1,046
Estimated future employer contributions to defined contribution plans in next fiscal year	$ 1,000